Inventory - Summary of Inventory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	¥ 3,661,299	¥ 3,059,567
Raw materials	1,834,082	1,449,596
Work-in-process	30,831	12,210
Total	¥ 5,526,212	¥ 4,521,373